Schedule of intangible assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Net Book Value	$ 7,074,524
Capitalized Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Begining balance	10,231,824	$ 7,044,658	$ 7,044,658
Cost, Additions	1,475,522		3,367,579
Cost, Foreign exchange impact	1,083,182		(180,413)
Cost, Ending balance	12,790,529		10,231,824	$ 7,044,658
Accumulated Amortization, Begining balance	4,063,291	2,420,479	2,420,479
Accumulated Amortization, Additions	1,199,537	736,713	1,717,575	1,199,713
Accumulated Amortization, Foreign exchange impact	453,176		(74,763)
Accumulated Amortization, Ending balance	5,716,004		4,063,291	2,420,479
Net Book Value	7,074,524		6,168,533
Capitalized Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Begining balance	10,231,825	7,044,658	7,044,658	5,238,748
Cost, Additions			3,367,579	1,497,211
Cost, Foreign exchange impact			(180,413)	308,699
Cost, Ending balance			10,231,825	7,044,658
Accumulated Amortization, Begining balance	$ 4,063,290	$ 2,420,479	2,420,479	1,133,487
Accumulated Amortization, Additions			1,717,575	1,199,713
Accumulated Amortization, Foreign exchange impact			(74,763)	87,279
Accumulated Amortization, Ending balance			4,063,290	2,420,479
Net Book Value			$ 6,168,534	$ 4,624,179